Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL

NOTE 14 – SHARE CAPITAL

Authorized

The Company has authorized 75,085,700 ordinary shares with a par value of €0.05.

Issuances

During the six months ended June 30, 2026, the Company issued 7,791,405 new ordinary shares (1,558,281 ADSs, each representing five ordinary shares) through two equity transactions: a Registered Direct Offering (“RDO”) settled in March 2026 (5,000,000 shares / 1,000,000 ADSs at $3.25 per ADS), and an At-the-Market (“ATM”) program under which shares were issued in tranches between March and June 2026 (2,791,405 shares / 558,281 ADSs at a weighted-average price of $2.87 per ADS). Two further tranches available under the ATM program remained undrawn at period end. The Company generated proceeds of €3,786,022, net of underwriting/placement fees and related legal and regulatory costs of €522,420.

Issued and outstanding

As of June 30, 2026 and December 31, 2025, the total issued and outstanding share capital consisted of ordinary shares of 62,877,105 and 55,085,700 original shares, all subscribed and paid up.

Restricted Stock Units

On April 5, 2024, the Compensation Committee and the Board of Directors of the Company approved the grant of 1,780,328 Restricted Share Units (RSUs) which can be converted into 356,067 American Depositary Shares (“ADS”) of the Company, representing 1,780,328 Ordinary Shares of the Company, to certain officers, directors and employees of the Company with a vesting date of January 1, 2027.

During the six months ended June 30, 2026 and 2025, the Company recorded €67,220 and €63,682 stock-based compensation expense, respectively. The stock-based compensation incurred from RSUs awarded was reported under salaries and benefits – related parties in the statements of operations with share-based payment reserve of €0 and €32,911 recognized under reserve in the balance sheets, respectively.

During the six months ended June 30, 2025, 52,586 RSUs valued at €11,315 were forfeited.

The 1,780,328 RSUs were valued at €383,064 based on the price of the Company’s ADS which was €1.08 per ADS on the grant date of April 5, 2024.

As of June 30, 2026 and December 31, 2025, the Company had 1,727,742 RSUs valued at €371,749.

A summary of activity regarding the RSUs issued was as follows:

		Weighted Average
	Number of	Grant Date Fair Value
	Units	Per Share
Balance, December 31, 2024	1,780,328	€0.22
Granted	-	-
Vested	-	-
Forfeited	(52,586)	0.22
Balance, December 31, 2025	1,727,742	€0.22
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, June 30, 2026	1,727,742	€0.22

As of June 30, 2026 and December 31, 2025, the unrecognized stock-based compensation of €68,704 and €135,924 is expected to be recognized over a weighted -average period of 0.5 years and 1 year, respectively.